Consolidated Statements of Changes In Equity - CNY (¥) ¥ in Thousands	Total	Share capital [member]	Share premium [member]	Treasury shares [member]		Other reserves [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2022	¥ 93,677,940	¥ 75	¥ 32,073,874	¥ (5,642,769)		¥ 3,771,768	¥ 61,857,055	¥ 92,060,003	¥ 1,617,937
Net profit/loss for the year	953,098						809,624	809,624	143,474
Other comprehensive income/(loss)	(464,981)					(465,590)		(465,590)	609
Total comprehensive income/(loss) for the year	488,117					(465,590)	809,624	344,034	144,083
Transactions with owners
Exercise of share-based payment (Notes 38, 40)	1,737		17,403	1		(15,667)		1,737
Acquisition of non-controlling Interests of a subsidiary	(199,200)					4,511		4,511	(203,711)
Repayment of optionally convertible promissory notes			1,489,748			(1,489,748)
Dividend declared (Note 46)	(1,438,792)		(1,438,792)					(1,438,792)
Share-based payment (Note 44)	(36,143)					(36,089)		(36,089)	(54)
Ending balance at Dec. 31, 2023	92,493,659	75	32,142,233	(5,642,768)		1,769,185	62,666,679	90,935,404	1,558,255
Net profit/loss for the year	(3,603,515)						(3,870,620)	(3,870,620)	267,105
Other comprehensive income/(loss)	(119,841)					(119,656)		(119,656)	(185)
Total comprehensive income/(loss) for the year	(3,723,356)					(119,656)	(3,870,620)	(3,990,276)	266,920
Transactions with owners
Exercise of share-based payment (Notes 38, 40)	2,282		42,475	0	[1]	(40,193)		2,282
Dividend declared (Note 46)	(5,156,820)	42	(5,156,862)					(5,156,820)
Share-based payment (Note 44)	(18,008)					(17,888)		(17,888)	(120)
Ending balance at Dec. 31, 2024	83,597,757	117	27,027,846	(5,642,768)		1,591,448	58,796,059	81,772,702	1,825,055
Net profit/loss for the year	(1,711,611)						(2,097,678)	(2,097,678)	386,067
Other comprehensive income/(loss)	158,549					158,759		158,759	(210)
Total comprehensive income/(loss) for the year	(1,553,062)					158,759	(2,097,678)	(1,938,919)	385,857
Transactions with owners
Exercise of share-based payment (Notes 38, 40)	0		85			(85)		0
Share-based payment (Note 44)	310					310		310	0
Long-term service plan (Note 40)	(3,930)					(3,930)		(3,930)
Ending balance at Dec. 31, 2025	¥ 82,041,075	¥ 117	¥ 27,027,931	¥ (5,642,768)		¥ 1,746,502	¥ 56,698,381	¥ 79,830,163	¥ 2,210,912

[1]	For the years ended December 31, 2022, 2023 and 2024, the number of treasury shares of 3,223,040, 325,202 and 880,276 had been used for the exercise of share-based payment with a par value of USD0.00001 per share, respectively.